Core Deposit Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Core Deposit Intangible Assets

NOTE 5 – CORE DEPOSIT INTANGIBLE ASSETS

Core Deposit Intangible

No additional core deposit intangible was recorded in 2018, 2017, or 2016. The core deposit intangible asset will be amortized over an estimated life of ten years. Amortization expense related to the core deposit intangible asset totaled $101 thousand, $116 thousand, and $121 thousand in 2018, 2017, and 2016, respectively. The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2018	2017	2016

Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(1,084)	(983)	(868)

Net carrying amount	$167	$268	$383

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2018 was as follows:

(Dollars in thousands)	Core Deposit Amortization

2019	$63
2020	60
2021	44

$167